DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of operation related to derivatives

	12/31/2022	12/31/2021
Amounts receivable for spot and forward transactions pending settlement	203,748	417,814
Amounts payable for spot and forward transactions pending settlement	58,758	14,350
Put option taken	33,049	—
	295,555	432,164

Summary of notional value of options and outstanding forward and futures contracts

	12/31/2022	12/31/2021
Forward sales of foreign exchange without delivery of underlying assets	13,516,700	7,561,427
Forward purchases of foreign exchange without delivery of underlying assets	4,009,654	3,465,396